Related Party Transactions	12 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
Related Party Transactions

12. Related Party Transactions

The Company has engaged in transactions with related parties during the years ended June 30, 2026 and 2025.

Definition of Related Parties

Related parties include directors, executive officers, principal shareholders (owning more than 5% of the Company’s outstanding shares), and entities in which such persons have a material interest, as defined under ASC 850 and Item 404 of Regulation S-K.

Summary of Transactions

During the years ended June 30, 2026 and 2025, the Company entered into the following transactions with related parties:

Transactions with other related parties	2026	2025
Sales and purchases of goods and services
Sales of goods to entities associated with Directors	$—	$261,284
Purchases of goods and services from entities associated with Directors	$118,847	$303,628

Outstanding balances arising from sales/purchases of goods and services
The following balances are outstanding at the end of the reporting period in relation to transactions with related parties:
Amounts due from entities associated with Directors	$390,672	$459,314
Amounts due to entities associated with Directors	$—	$74,428

Terms and conditions

All transactions were transacted in USD.

Outstanding balances are unsecured and are repayable in cash.

Nature of the relationships

A member of the Company’s Board of Directors has an ownership and leadership interest in an external healthcare organization. This relationship meets the definition of a related party under ASC 850. All transactions disclosed above were conducted with this related party.

There were no related party transactions entered into for the year ended June 30, 2024.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS